DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Apr. 30, 2017
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement
Below is a summary of the operating results for the discontinued operations is as follows:

	For the years ended
	April 30,
	2017	2016

Revenue	$—	$839,969
Costs and expenses:
Cost of revenue	—	546,296
Selling, general and administrative expenses	—	125,324
Depreciation and amortization	—	80,971
	—	752,591
Operating income from discontinued operations	—	87,378
Interest expense	—	(49,234)
Income from discontinued operations before income tax provision	—	38,144
Income tax provision	—	(10,883)
Income from discontinued operations, net of tax	—	27,261
Gain from disposal	—	837,720
Total income from discontinued operations	$—	$864,981